Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2022 USD ($)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	€ 714	€ 605	€ 800
Payments made	(136)	(258)	(122)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	5	(4)	(35)
Other movements	0	(14)	(10)
Currency translation differences	40	25	(28)
New transactions	156	360
Ending balance	779	714	605
Non-current liabilities related to business combinations and to non-controlling interests	674	577	387	[1]
Current liabilities related to business combinations and to non-controlling interests	105	137	218	[1]
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	59	104	156
Payments made	(29)	(31)	(42)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(9)	(18)	9
Other movements	0	0	(8)
Currency translation differences	5	4	(11)
New transactions	0	0
Ending balance	26	59	104
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	269	312	385
Payments made	(79)	(75)	(78)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	14	26	9
Other movements	0	0	0
Currency translation differences	0	6	(4)
New transactions	0	0
Ending balance	204	269	312
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	354	0	0
Payments made	0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	2	19	0
Other movements	0	0	0
Currency translation differences	24	12	0
New transactions	0	323
Ending balance	380	354	0
Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	0	0	0
Payments made	0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(2)	0	0
Other movements	0	0	0
Currency translation differences	11	0	0
New transactions	156	0
Ending balance	165	0	0
Other
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	32	189	259
Payments made	(28)	(152)	(2)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	(31)	(53)
Other movements	0	(14)	(2)
Currency translation differences	0	3	(13)
New transactions	0	37
Ending balance	€ 4	€ 32	€ 189
Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liabilities | $					$ 382

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.